Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Changes in the carrying amount of goodwill
Beginning balance	$ 2,023.9	$ 1,909.7
Acquisitions	13.2	133.7
Foreign exchange rate adjustment	(49.8)	(29.8)
Purchase accounting adjustments related to acquisition of TransUnion Corp	(3.9)	10.3
Ending balance	1,983.4	2,023.9
USIS [Member]
Changes in the carrying amount of goodwill
Beginning balance	1,202.6	1,151.5
Acquisitions	13.2	40.8
Foreign exchange rate adjustment	0.0	0.0
Purchase accounting adjustments related to acquisition of TransUnion Corp	(5.7)	10.3
Ending balance	1,210.1	1,202.6
International [Member]
Changes in the carrying amount of goodwill
Beginning balance	580.1	517.0
Acquisitions	0.0	92.9
Foreign exchange rate adjustment	(49.8)	(29.8)
Purchase accounting adjustments related to acquisition of TransUnion Corp	1.8	0.0
Ending balance	532.1	580.1
Interactive [Member]
Changes in the carrying amount of goodwill
Beginning balance	241.2	241.2
Acquisitions	0.0	0.0
Foreign exchange rate adjustment	0.0	0.0
Purchase accounting adjustments related to acquisition of TransUnion Corp	0.0	0.0
Ending balance	$ 241.2	$ 241.2